CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents		$ 15,959	$ 15,950
Accounts receivable, net		21,167	19,277
Inventory, net	[1]	43,907	38,605
Other current assets and prepaid expenses		2,605	3,627
Total current assets		83,638	77,459
NON-CURRENT ASSETS:
Investment in affiliates		956	1,078
Funds in respect of employee rights upon retirement		1,404	2,253
Deferred income taxes		228	162
Property, plant and equipment, net		21,008	21,424
Operating lease right of use assets		6,664
Intangible assets, net		777	911
Total non-current assets		31,037	25,828
Total assets		114,675	103,287
CURRENT LIABILITIES:
Accounts payable		11,981	8,270
Accrued expenses		7,393	6,411
Operating lease liabilities		1,330
Total current liabilities		20,704	14,681
NON CURRENT LIABILITIES:
Other long-term liabilities		62	180
Liability in respect of employee rights upon retirement		1,751	2,648
Deferred income taxes		1,100	1,484
Operating lease liabilities		5,688
Total non-current liabilities		8,601	4,312
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 10)
Total liabilities		29,305	18,993
EQUITY:
Ordinary shares of NIS 0.9 par value: Authorized: 13,000,000 shares at December 31, 2019 and at December 2018; Issued: 9,149,169 shares at December 31, 2019 and at December 31, 2018; Outstanding: 8,874,696 shares at December 31, 2019 and at December 31, 2018		2,809	2,809
Additional paid-in capital		65,573	65,535
Treasury shares, at cost, 274,473 shares at December 31, 2019 and 2018		(2,088)	(2,088)
Accumulated other comprehensive income (loss)		26	(206)
Retained earnings		19,050	18,244
Total shareholders' equity		85,370	84,294
Total liabilities and shareholders' equity		$ 114,675	$ 103,287

[1]	The total amount of Rotables included in the company spare parts inventory for the years ended December 31, 2019 and 2018 were $8,886 and $8,284, respectively.